Document and Entity Information	Apr. 17, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001717115
Document Type	8-K
Document Period End Date	Apr. 17, 2025
Entity Registrant Name	Tempus AI, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42130
Entity Tax Identification Number	47-4903308
Entity Address, Address Line One	600 West Chicago Avenue
Entity Address, Address Line Two	Suite 510
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	(800)
Local Phone Number	976-5448
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	TEM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false